Income taxes	12 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
Income taxes

7. Income taxes

A reconciliation of the effective tax rate to the statutory rate is shown below:

	June 30, 2023	June 30, 2022

Income (loss) before taxes	$(1,619,155)	$232,454

Expected income tax expense (credit) at statutory rate of 25% (2022: 25%)	$(404,789)	$58,114
Increase (decrease) in income taxes resulting from:
Stock issued for services	140,000	-
IPO related expenses	27,601	151,488
Provision for bad debt	106,742	-
Unrealized loss on investments	131,613	-
Government Subsidy Tech Boost	(6,721)	-
Other items, net	(20,207)	10,250
Income tax expense (credit)	$(25,761)	$219,852

The tax effects temporary differences that gave rise to the deferred tax assets and liabilities are as follows:

	June 30, 2023	June 30, 2022
Deferred tax assets:
Accrued employee benefits	$1,877	$21,718
Unrealized loss on investments	22,082	114,515
Unrealized foreign exchange gain	(1,394)	(13,202)
Depreciation	3,049	(12,753)
Accrued expense	-	1,317
Provision for bad debt	106,740	-
Net deferred tax asset	$132,354	$111,595

As of June 30, 2023 and 2022, the Company had no material net operating loss or tax credit carryforwards. As of June 30, 2023 and 2022, the Company had no provision for uncertain tax positions and no provisions for penalties or interest. In addition, the Company does not believe that there are any uncertain tax benefits that could be recognized in the near future that would impact the Company’s effective tax rate.